Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

The deferred tax assets, including a valuation allowance, are as follows at December 31:

	December 31,
	2015	2014
Net operating loss	12,953,000	6,600,000
Stock compensation	1,732,000	-
Reserves	85,000	-
DTA	14,770,000	6,600,000
State taxes	(956,000)	-
Depreciation and amortization	-	(600,000)
DTL	(956,000)	(600,000)
Net	13,814,000	6,000,000
Valuation allowance	(13,814,000)	(6,000,000)
	-	-

Schedule of reconciliation between the statutory rate and the effective tax rate

Reconciliation between the statutory rate and the effective tax rate is as follows at December 31, 2015:

Federal statutory tax rate	34%
Permanent differences	(0.11)%
Valuation allowance	(33.97)%
Effective tax rate	(0.08)%